HOLDING COMPANY ONLY FINANCIAL STATEMENTS (STATEMENTS OF CASH FLOWS) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income	$ 2,156	$ 1,579
Adjustments to reconcile net income to net cash from operating activities:
Deferred expense (benefit)	300	(41)
Stock based compensation expense	228
Other assets	188	159
Increase (Decrease) in other liabilities	232	(533)
Net cash from operating activities	4,970	3,479
Cash flows from investing activities:
Net cash from (used in) investing activities	6,122	(16,389)
Cash flow from financing activities:
Stock repurchase	(2,258)
Cash dividend paid	(498)	(405)
Net cash used in financing activities	(26,330)	(12,100)
DECREASE IN CASH AND CASH EQUIVALENTS	(15,238)	(25,010)
Cash and cash equivalents at beginning of year	23,430	48,440
CASH AND CASH EQUIVALENTS AT END OF YEAR	8,192	23,430
Parent Company [Member]
Cash flows from operating activities:
Net income	2,156	1,579
Adjustments to reconcile net income to net cash from operating activities:
Deferred expense (benefit)	(225)
Equity in undistributed net income of Bank	(2,635)	(1,836)
Stock based compensation expense	228
Other assets	(67)	(221)
Increase (Decrease) in other liabilities	99	(170)
Net cash from operating activities	(444)	(648)
Cash flows from investing activities:
Payments received on loan to ESOP	99	20
Net cash from (used in) investing activities	99	20
Cash flow from financing activities:
Stock repurchase	(2,258)
Cash dividend paid	(498)	(405)
Net cash used in financing activities	(2,756)	(405)
DECREASE IN CASH AND CASH EQUIVALENTS	(3,101)	(1,033)
Cash and cash equivalents at beginning of year	12,428	13,461
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 9,327	$ 12,428